Financial Liabilities - Schedule of Change in Financial Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Issues
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	€ 30,198	€ 31,268
Cash received	1,787	967
Cash paid	(1,140)	(1,910)
Translation differences and exchange gains and losses	589	(302)
Financial updates	(109)	175
Other movements	(70)	0
Financial liabilities, ending balance	31,255	30,198
Promissory notes and commercial paper
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	1,369	899
Cash received	478	504
Cash paid	(409)	(43)
Translation differences and exchange gains and losses	1	0
Financial updates	0	0
Other movements	10	9
Financial liabilities, ending balance	1,449	1,369
Loans and other payables
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	3,601	4,544
Cash received	897	1,183
Cash paid	(694)	(1,456)
Translation differences and exchange gains and losses	(54)	26
Financial updates	0	1
Other movements	264	(697)
Financial liabilities, ending balance	€ 4,014	€ 3,601